UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-259741-05

Central Index Key Number of the issuing entity: 0001974587

MSWF Commercial Mortgage Trust 2023-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-259741

Central Index Key Number of the depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

Argentic Real Estate Finance 2 LLC

(Central Index Key Number 0001968416)

Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)

Starwood Mortgage Capital LLC
(Central Index Key Number 0001548405)

Argentic Real Estate Finance LLC

(Central Index Key Number 0001624053)

LMF Commercial, LLC
(Central Index Key Number 0001592182)

(Exact names of sponsors as specified in their respective charters)

Amy Kim, (212) 762-5079

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Explanatory Note

On May 11, 2023, the depositor experienced unanticipated technical difficulties that prevented the timely preparation and submission of the Asset Data File and the asset related document on Form ABS-EE. The Asset Data File and the asset related document have now been filed on EDGAR and are available at https://www.sec.gov/Archives/edgar/data/1974587/000153949723000887/0001539497-23-000887-index.htm.

IN ACCORDANCE WITH THE TEMPORARY HARDSHIP EXEMPTION PROVIDED BY RULE 201 OF REGULATION S-T, THE DATE BY WHICH THE ASSET DATA FILE IS REQUIRED TO BE SUBMITTED HAS BEEN EXTENDED BY SIX BUSINESS DAYS.

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

	By:	/s/ Jane Lam
		Name:	Jane Lam
		Title:	President
Date: May 12, 2023

MSWF 2023-1 – Form ABS-EE

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File (Previously filed. See Explanatory Note above)
Exhibit 103	Asset Related Document (Previously filed. See Explanatory Note above)